Principal Accounting Policies - Liquidity, Functional Currency and Foreign Currency Translation, Short-term Investments, Accounts Receivable, Capitalized Software Development Cost (Details)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥) $ / ¥	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($) $ / ¥
Liquidity
Net loss	¥ 202,996	$ 29,430	¥ 128,468	¥ 1,343,630
Net cash used in operating activities	142,991	$ 20,732	226,342	1,313,115
Accumulated deficit	¥ (8,028,261)		(7,834,879)		$ (1,163,988)
Functional Currency and Foreign Currency Translation
Exchange rate | $ / ¥	6.8972				6.8972
Unamortized amount	¥ 85,182		98,159		$ 12,350
Accumulated deficit
Liquidity
Net loss	¥ 193,382		121,524	1,307,956
Maximum [Member]
Functional Currency and Foreign Currency Translation
Weighted average cost of capital	10.00%	10.00%
Minimum [Member]
Functional Currency and Foreign Currency Translation
Weighted average cost of capital	2.00%	2.00%
Software development cost
Functional Currency and Foreign Currency Translation
Cost capitalized	¥ 2,467		4,972	756
Amortization expense	8,678		¥ 8,001	¥ 90,684
Unamortized amount	¥ 12,459
Estimated useful life	5 years	5 years